Bank Borrowings (Tables)	12 Months Ended
Mar. 31, 2026
Bank Borrowings [Abstract]
Schedule of Bank Borrowings

Bank borrowings as of March 31, 2025 and 2026 are as follows:

		Maturity		Weighted average interest rate as of March 31,		Balance as of March 31,
Lender	Type	date	Currency	2025	2026	2025	2026	2026
						HK$	HK$	US$
Bank of China (Hong Kong) (note a)	Term loan	Within 1 year or on demand	HK$	4.19%	5.35%	1,173,028	300,601	38,342
Bank of China (Hong Kong) (note c)	Term loan	Within 1 year or on demand	HK$	3.00%	3.35%	19,905,324	19,504,121	2,487,771
China Construction Bank (Asia) Corporation Limited (note b)	Revolving loan	Within 1 year or on demand	HK$	6.38%	4.75%	3,550,000	2,828,000	360,714
China Construction Bank (Asia) Corporation Limited (note b)	Term loan	Within 1 year or on demand	HK$	5.43%	4.66%	3,731,600	3,641,000	464,413
The Hongkong and Shanghai Banking Corporation Limited (note d)	Term loan	Within 1 year or on demand	HK$	6.25%	6.25%	50,000,000	—	—
The Hongkong and Shanghai Banking Corporation Limited (note e)	Term loan	Within 1 year or on demand	HK$	—	6.33%	—	35,354,328	4,509,481
The Hongkong and Shanghai Banking Corporation Limited (note f)	Revolving loan	Within 1 year or on demand	HK$	—	3.73%	—	9,999,999	1,275,510
The Hongkong and Shanghai Banking Corporation Limited (note g)	Premium Financing for insurance loan	Within 1 year or on demand	HK$	—	6.69%	—	6,470,927	825,373
Hang Seng Bank Limited (note h)	Revolving loan	Within 1 year or on demand	HK$	—	4.34%	—	7,246,758	924,331
Hang Seng Bank Limited (note i)	Term loan	Within 1 year or on demand	HK$	—	8.38%	—	24,524,883	3,128,174
Total						78,359,952	109,870,617	14,014,109

Note:

(a)	The banking facilities were secured as follows:

(i)	Personal guarantee by Mr. Ching Han Wan, a director of a subsidiary of the Company, and Mr. Chung; and

(ii)	Guaranteed under the SME Financing Guarantee Scheme, which are fully guaranteed by HKMC Insurance Limited.

(b)	The banking facilities were secured as follows:

(i)	Legal charge over a property granted by Mr. Kin Chung Chan (“Mr. Chan”), Director, Chairman and Chief Executive Officer of the Company, and his spouse;

(ii)	Personal guarantee by Mr. Chan and his spouse; and

(iii)	Corporate guarantee by Wisdom Way International Limited and General Source Investment Limited, companies controlled by Mr. Chan.

(c)	The banking facilities were secured as follows:

(i)	Personal guarantee by Mr. Chung and Mr. Chan; and

(ii)	Guaranteed under the SME Financing Guarantee Scheme, which are fully guaranteed by HKMC Insurance Limited.

(d)	The banking facilities were secured as follows:

	(i)	Personal guarantee Mr. Chan, Mr. Chung and Mr. Yip;

	(ii)	Corporate guarantee by Reitar Logtech Holdings Limited;

	(iii)	HK$6,000,000 (US$765,306) time deposit; and

	(iv)	Contracts receivable

(e)	The banking facilities were secured as follows:

	(i)	Personal guarantee Mr. Chan, Mr. Chung and Mr. Yip;

	(ii)	Corporate guarantee by Reitar Logtech Holdings Limited;

	(iii)	HK$6,500,000 (US$829,082) bank deposits;

	(iv)	HSBC Jade Global Generations Universal Life Insurance Plan; and

	(v)	Contracts receivable

(f)	The banking facilities were secured as follows:

	(i)	Personal guarantee Mr. Chan, Mr. Chung and Mr. Yip;

	(ii)	Corporate guarantee by Reitar Logtech Holdings Limited;

	(iii)	HK$6,500,000 (US$829,082) bank deposits;

	(iv)	HSBC Jade Global Generations Universal Life Insurance Plan; and

	(v)	Contracts receivable

(g)	The banking facilities were secured as follows:

	(i)	Deposit paid of HK$10,641,830 (US$1,357,376);

	(ii)	Corporate guarantee by Reitar Logtech Holdings Limited; and

	(iii)	Personal guarantee Mr. Chan, Mr. Chung and Mr. Yip

(h)	The banking facilities were secured as follows:

	(i)	Bank deposit of Kamui Construction & Engineering Group Limited, Kamui Cold Chain Engineering & Service Limited and Kamui Logistics Automation System Limited;

	(ii)	Cross guarantee by Kamui Construction & Engineering Group Limited, Kamui Cold Chain Engineering & Service Limited and Kamui Logistics Automation System Limited;

	(iii)	Corporate guarantee by Reitar Logtech Holdings Limited; and

	(iv)	Personal guarantee Mr. Chan, Mr. Chung and Mr. Yip

(i)	The banking facilities were secured as follows:

	(i)	Bank deposit of Kamui Construction & Engineering Group Limited, Kamui Cold Chain Engineering & Service Limited and Kamui Logistics Automation System Limited;

	(ii)	Cross guarantee by Kamui Construction & Engineering Group Limited, Kamui Cold Chain Engineering & Service Limited and Kamui Logistics Automation System Limited;

	(iii)	Corporate guarantee by Reitar Logtech Holdings Limited; and

	(iv)	Personal guarantee Mr. Chan, Mr. Chung and Mr. Yip